SHARE CAPITAL - Summary of Weighted-Average Remaining Contractual Life and Weighted (Detail)	9 Months Ended
	Sep. 30, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	2,362,163
Weighted average remaining contractual life of outstanding share options	5 years 5 months 9 days
Options Outstanding, Options Exercisable	705,886
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	895,358	860,379	875,433
Weighted average remaining contractual life of outstanding share options	3 years 8 months 23 days
Options Outstanding, Options Exercisable	629,081
Canadian Dollar [Member] | $0.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.66
Options Outstanding, Number Outstanding	25,765
Weighted average remaining contractual life of outstanding share options	6 years 3 months 29 days
Options Outstanding, Options Exercisable	25,765
Canadian Dollar [Member] | $0.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.96
Options Outstanding, Number Outstanding	27,304
Weighted average remaining contractual life of outstanding share options	7 years
Options Outstanding, Options Exercisable	27,304
Canadian Dollar [Member] | $1.27 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.27
Options Outstanding, Number Outstanding	22,425
Weighted average remaining contractual life of outstanding share options	6 years 9 months 29 days
Options Outstanding, Options Exercisable	22,425
Canadian Dollar [Member] | $3.28 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.28
Options Outstanding, Number Outstanding	31,498
Weighted average remaining contractual life of outstanding share options	4 years 11 months 1 day
Options Outstanding, Options Exercisable	31,498
Canadian Dollar [Member] | $4.54 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.54
Options Outstanding, Number Outstanding	735,999
Weighted average remaining contractual life of outstanding share options	3 years 3 months 19 days
Options Outstanding, Options Exercisable	469,722
Canadian Dollar [Member] | $9.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.00
Options Outstanding, Number Outstanding	11,481
Weighted average remaining contractual life of outstanding share options	4 years 9 months 7 days
Options Outstanding, Options Exercisable	11,481
Canadian Dollar [Member] | $9.69 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.69
Options Outstanding, Number Outstanding	1,105
Weighted average remaining contractual life of outstanding share options	7 days
Options Outstanding, Options Exercisable	1,105
Canadian Dollar [Member] | $11.70 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 11.70
Options Outstanding, Number Outstanding	6,667
Weighted average remaining contractual life of outstanding share options	2 months 8 days
Options Outstanding, Options Exercisable	6,667
Canadian Dollar [Member] | $12.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 12.00
Options Outstanding, Number Outstanding	1,948
Weighted average remaining contractual life of outstanding share options	2 months 5 days
Options Outstanding, Options Exercisable	1,948
Canadian Dollar [Member] | $30.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.00
Options Outstanding, Number Outstanding	28,260
Weighted average remaining contractual life of outstanding share options	10 months 25 days
Options Outstanding, Options Exercisable	28,260
Canadian Dollar [Member] | $30.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.60
Options Outstanding, Number Outstanding	2,096
Weighted average remaining contractual life of outstanding share options	2 months 23 days
Options Outstanding, Options Exercisable	2,096
Canadian Dollar [Member] | $32.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 32.40
Options Outstanding, Number Outstanding	810
Weighted average remaining contractual life of outstanding share options	3 months 29 days
Options Outstanding, Options Exercisable	810
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	1,466,805	854,042	50,349
Weighted average remaining contractual life of outstanding share options	6 years 5 months 27 days
Options Outstanding, Options Exercisable	76,805
US Dollar [Member] | $0.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.73
Options Outstanding, Number Outstanding	19,568
Weighted average remaining contractual life of outstanding share options	7 years
Options Outstanding, Options Exercisable	19,568
US Dollar [Member] | $0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.75
Options Outstanding, Number Outstanding	4,723
Weighted average remaining contractual life of outstanding share options	7 years
Options Outstanding, Options Exercisable	4,723
US Dollar [Member] | $0.96 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.96
Options Outstanding, Number Outstanding	1,350,000
Weighted average remaining contractual life of outstanding share options	6 years 9 months 29 days
Options Outstanding, Options Exercisable
US Dollar [Member] | $1.55 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.55
Options Outstanding, Number Outstanding	50,349
Weighted average remaining contractual life of outstanding share options	1 year 2 months 19 days
Options Outstanding, Options Exercisable	50,349
US Dollar [Member] | $2.20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 2.20
Options Outstanding, Number Outstanding	2,165
Weighted average remaining contractual life of outstanding share options	1 year 9 months 18 days
Options Outstanding, Options Exercisable	2,165
US Dollar [Member] | $3.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.72
Options Outstanding, Number Outstanding	40,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 8 days
Options Outstanding, Options Exercisable